Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
11.	Subsequent Events

Distributions Paid

On July 1, 2019, the Company paid distributions of $3,856,773, which related to distributions declared for each day in the period from June 1, 2019 through June 30, 2019 and consisted of cash distributions paid in the amount of $2,122,663 and $1,734,110 in shares issued pursuant to the DRP.

On August 1, 2019, the Company paid distributions of $3,993,908, which related to distributions declared for each day in the period from July 1, 2019 through July 31, 2019 and consisted of cash distributions paid in the amount of $2,208,277 and $1,785,631 in shares issued pursuant to the DRP.

Shares Repurchased

On July 31, 2019, the Company repurchased 135,389 shares of its common stock for a total repurchase value of $2,000,000, or $14.77 per share, pursuant to the Company’s share repurchase plan.

Stoneridge Farms Financing

On July 30, 2019, one of the Company’s indirect wholly-owned subsidiaries entered into a loan agreement with Berkeley Point Capital LLC, d/b/a Newmark Knight Frank (“Berkeley Point”) for the principal amount of $45,711,000. The loan agreement provides for a term loan with a maturity date of August 1, 2029, unless the maturity date is accelerated pursuant to the loan terms. The loan accrues interest at a fixed rate of 3.36% per annum. The entire outstanding principal balance and any accrued and unpaid interest on the loan is due on the maturity date. Interest only payments on the loan are payable monthly in arrears on specified dates as set forth in the loan agreement and interest and principal payments are due beginning September 1, 2024. Monthly payments are due and payable on the first day of each month, commencing September 1, 2019. The loan is secured by Stoneridge Farms Apartments, a 336 unit property located in Smyrna, Tennessee. The Company paid $228,555 in loan origination fees to Berkeley Point in connection with the financing, and paid the Advisor a loan coordination fee of $342,833.

Distributions Declared

On August 6, 2019, the Company’s board of directors approved and authorized a daily distribution to stockholders of record as of the close of business on each day of the period commencing on October 1, 2019 and ending on December 31, 2019. The distributions will be equal to $0.002466 per share of the Company’s common stock per day. The distributions for each record date in October 2019, November 2019 and December 2019 will be paid in November 2019, December 2019 and January 2020, respectively. The distributions will be payable to stockholders from legally available funds therefor.

Proposed Mergers with Steadfast Income REIT, Inc. and Steadfast Apartment REIT, Inc.

On August 5, 2019, the Company entered into the Merger Agreements (as defined herein) to acquire each of Steadfast Income REIT, Inc. (“SIR”) and Steadfast Apartment REIT III, Inc. (“STAR III”). Both mergers are stock-for-stock transactions whereby each of SIR and STAR III will be merged into a wholly-owned subsidiary of the Company. The consummation of the Company’s merger with SIR is not contingent upon the completion of the merger with STAR III, and the consummation of the Company’s merger with STAR III is not contingent upon the completion of the Company’s merger with SIR.

The combined company after the mergers (the “Combined Company”) will retain the name “Steadfast Apartment REIT, Inc.” Each merger is intended to qualify as a “reorganization” under, and within the meaning of, Section 368(a) of the Internal Revenue Code. If the mergers were to occur today, the Combined Company’s portfolio would consist of 71 properties in 14 states with an average effective rent of $1,158. Based on occupancy as of June 30, 2019, the Combined Company’s portfolio would have an occupancy rate of 94%, an average age of 20 years and gross real estate assets of $3.3 billion.

Proposed SIR Merger

On August 5, 2019, the Company, the Operating Partnership, SIR, Steadfast Income REIT Operating Partnership, L.P., the operating partnership of SIR, and SI Subsidiary, LLC, a wholly-owned subsidiary of the Company (“SIR Merger Sub”), entered into an Agreement and Plan of Merger (the “SIR Merger Agreement”). Subject to the terms and conditions of the SIR Merger Agreement, SIR will merge with and into SIR Merger Sub (the “SIR Merger”), with SIR Merger Sub surviving the SIR Merger, such that following the SIR Merger, the surviving entity will continue as a wholly-owned subsidiary of the Company. In accordance with the applicable provisions of the Maryland General Corporation Law (the “MGCL”), the separate existence of SIR shall cease.

At the effective time of the SIR Merger and subject to the terms and conditions of the SIR Merger Agreement, each issued and outstanding share of SIR’s common stock (or a fraction thereof), $0.01 par value per share (the “SIR Common Stock”), will be converted into the right to receive 0.5934 shares of STAR’s common stock, $0.01 par value per share (the “STAR Common Stock”).

The obligation of each party to consummate the SIR Merger is subject to a number of conditions, including receipt of the approval of the SIR Merger by the holders of a majority of the outstanding shares of the SIR Common Stock (the “SIR Stockholder Approval”) and of an amendment to SIR’s charter to delete certain provisions regarding roll-up transactions.

SIR (with the prior approval of its special committee) may terminate the SIR Merger Agreement in order to enter into an “Alternative Acquisition Agreement” with respect to a “Superior Proposal” (each as defined in the SIR Merger Agreement) at any time prior to receipt by SIR of the SIR Stockholder Approval pursuant to the terms of the SIR Merger Agreement. The Company may terminate the SIR Merger Agreement at any time prior to the receipt of the SIR Stockholder Approval, in certain limited circumstances, including upon an “Adverse Recommendation Change” (as defined in the SIR Merger Agreement).

If the SIR Merger Agreement is terminated in connection with SIR’s acceptance of a Superior Proposal or making an Adverse Recommendation Change, then SIR must pay to the Company a termination fee of (i)(A) $8,694,218 if such termination occurs no later than seven (7) business days after (x) 11:59 p.m. New York City time on September 5, 2019 (the “SIR Go Shop Period End Time”) or (y) the end of the specified period for negotiations with the Company following notice (received within five (5) business days of the SIR Go Shop Period End Time) that SIR intends to enter into a Superior Proposal or (B) $20,866,122 if it occurred thereafter and (ii) up to $2,000,000 as reimbursement for the Company’s Expenses (as defined in the SIR Merger Agreement).

Proposed STAR III Merger

On August 5, 2019, the Company, the Operating Partnership, STAR III, Steadfast Apartment REIT III Operating Partnership, L.P., the operating partnership of STAR III, and SIII Subsidiary, LLC, a wholly-owned subsidiary of the Company (“STAR III Merger Sub”), entered into an Agreement and Plan of Merger (the “STAR III Merger Agreement” and together with the SIR Merger Agreement, the “Merger Agreements”). Subject to the terms and conditions of the STAR III Merger Agreement, STAR III will merge with and into STAR III Merger Sub (the “STAR III Merger” and together with SIR Merger, the “Mergers”), with STAR III Merger Sub surviving the STAR III Merger, such that following the STAR III Merger, the surviving entity will continue as a wholly-owned subsidiary of the Company. In accordance with the applicable provisions of the MGCL, the separate existence of STAR III shall cease.

At the effective time of the STAR III Merger and subject to the terms and conditions of the STAR III Merger Agreement, each issued and outstanding share of STAR III’s common stock (or a fraction thereof), $0.01 par value per share (the “STAR III Common Stock”), will be converted into the right to receive 1.430 shares of STAR Common Stock.

The obligation of each party to consummate the STAR III Merger is subject to a number of conditions, including receipt of the approval of the STAR III Merger by the holders of a majority of the outstanding shares of STAR III Common Stock (the “STAR III Stockholder Approval”) and of an amendment to STAR III’s charter to delete certain provisions regarding roll-up transactions.

STAR III (with the prior approval of its special committee) may terminate the STAR III Merger Agreement in order to enter into an “Alternative Acquisition Agreement” with respect to a “Superior Proposal” (each as defined in the STAR III Merger Agreement) at any time prior to receipt by STAR III of the STAR III Stockholder Approval pursuant to the terms of the STAR III Merger Agreement. The Company may terminate the STAR III Merger Agreement at any time prior to the receipt of the STAR III Stockholder Approval, in certain limited circumstances, including upon an “Adverse Recommendation Change” (as defined in the STAR III Merger Agreement).

If the STAR III Merger Agreement is terminated in connection with STAR III’s acceptance of a Superior Proposal or making an Adverse Recommendation Change, then STAR III must pay to the Company a termination fee of (i)(A) $2,660,000 if such termination occurs no later than five (5) business days after (x) 11:59 p.m. New York City time on September 19, 2019 (the “STAR III Go Shop Period End Time”) or (y) the end of the specified period for negotiations with the Company following notice (received within five (5) business days of the STAR III Go Shop Period End Time) that STAR III intends to enter into a Superior Proposal or (B) $5,320,000 if it occurred thereafter.

Amended and Restated Advisory Agreement

Concurrently with the entry into the Merger Agreements, the Company and the Advisor entered into the Amended and Restated STAR Advisory Agreement (the “Amended STAR Advisory Agreement”), which shall become effective at the effective time of the earlier of the SIR Merger or the STAR III Merger. The Amended STAR Advisory Agreement will amend the Company’s existing Advisory Agreement to lower certain fees and to change the form of consideration for the Investment Management Fee (as defined therein) so that such fees are paid 50% in cash and 50% in STAR Common Stock. In addition, the Amended STAR Advisory Agreement provides for a Subordinated Incentive Listing Fee and Subordinated Share of Net Sales Proceeds (each as defined therein) to be payable to the STAR Advisor.

Pursuant to the Merger Agreement, the Advisor may request to receive a new class of convertible stock in exchange for the Convertible Stock owned in lieu of the incentive and performance fees provided for in the Amended STAR Advisory Agreement; provided that such request must be made prior to the consummation of either of the Mergers.

Amended and Restated Share Repurchase Plan

In connection with the proposed Mergers, on August 5, 2019, the Company’s board of directors approved the Amended and Restated Share Repurchase Plan (the “Amended & Restated SRP”), which will become effective September 5, 2019, and will apply beginning with repurchases made on the repurchase date (as defined in the Amended & Restated SRP) with respect to the third quarter of 2019. Under the Amended & Restated SRP, the Company will only repurchase shares of common stock in connection with the death or qualifying disability (as determined by the Company’s board in its sole discretion) of a stockholder, subject to certain terms and conditions specified in the Amended & Restated SRP. Repurchases pursuant to the Amended and Restated SRP will continue to be limited to $2,000,000 per quarter. The Company expects that the board of directors of the Combined Company will determine the terms of the share repurchase plan at a later date following consummation of the Mergers.

13. Subsequent Events

Distributions Paid

On January 1, 2019, the Company paid distributions of $3,953,499, which related to distributions declared for each day in the period from December 1, 2018 through December 31, 2018 and consisted of cash distributions paid in the amount of $2,092,671 and $1,860,828 in shares issued pursuant to the DRP.

On February 1, 2019, the Company paid distributions of $3,962,806, which related to distributions declared for each day in the period from January 1, 2019 through January 31, 2019 and consisted of cash distributions paid in the amount of $2,110,932 and $1,851,874 in shares issued pursuant to the DRP.

On March 1, 2019, the Company paid distributions of $3,578,717, which related to distributions declared for each day in the period from February 1, 2019 through February 28, 2019 and consisted of cash distributions paid in the amount of $1,914,109 and $1,664,608 in shares issued pursuant to the DRP.

Estimated Value per Share

On March 12, 2019, the Company’s board of directors determined an estimated value per share of the Company’s common stock of $15.84 as of December 31, 2018. In connection with the determination of an estimated value per share, the Company’s board of directors determined a price per share for the DRP of $15.84, effective April 1, 2019.

Shares Repurchased

On January 31, 2019, the Company repurchased 138,961 shares of its common stock for a total repurchase value of $2,000,000, or $14.39 average price per share, pursuant to the Company’s share repurchase plan.

Distributions Declared

On March 12, 2019, the Company’s board of directors approved and authorized a daily distribution to stockholders of record as of the close of business on each day of the period commencing on April 1, 2019 and ending on June 30, 2019. The distributions will be equal to $0.002466 per share of the Company’s common stock per day. The distributions for each record date in April 2019, May 2019 and June 2019 will be paid in May 2019, June 2019 and July 2019, respectively. The distributions will be payable to stockholders from legally available funds therefor.